Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Accounts payable - trade	₩ 381,302	₩ 351,711
Derivative financial liabilities	4,184	39,470
Borrowings	2,184,996	382,817
Debentures	7,466,852	7,086,187
Accounts payable - other and others	6,762,782	4,865,519
Financial liabilities	16,800,116	12,725,704
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Debentures	61,813	60,278
Financial liabilities	61,813	60,278
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable - trade	381,302	351,711
Borrowings	2,184,996	382,817
Debentures	7,405,039	7,025,909
Accounts payable - other and others	6,762,782	4,865,519
Financial liabilities	16,734,119	12,625,956
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	4,184	39,470
Financial liabilities	₩ 4,184	₩ 39,470